Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Schedule of Financial Instruments Carried at Fair Value (Details) - EUR (€) € in Thousands	Jun. 30, 2017	Dec. 31, 2016
Less current portion		€ (640)
Total long-term portion	2,235	3,281
Investor Warrants [Member]
Warrants	2,235	3,921
Warrant [Member]
Warrants	2,235	3,921
Less current portion		(640)
Total long-term portion	€ 2,235	€ 3,281